Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 13. Subsequent Events

The Company has evaluated all subsequent events and transactions through November 1, 2023, the date that the consolidated financial statements were available to be issued and noted no subsequent events requiring financial statement recognition or disclosure other than what was identified in Note 10 and the paragraph below.

DSS, Inc (NYSE American: DSS) announced the distribution date for the previously announced stock dividend of Impact BioMedical Inc. DSS Inc. shareholders of record on July 10, 2023 will be entitled to four (4) shares of Impact Biomedical Inc. for every one (1) share of DSS to be distributed on August 8, 2023. Each share of Impact BioMedical distributed as part of the distribution will not be eligible for resale until 180 days from the date Impact BioMedical’s initial public offering becomes effective under the Securities Act, subject to the discretion of the Company to lift the restriction sooner.

Note 16. Subsequent Events

The Company has evaluated all subsequent events and transactions through November 1, 2023, the date that the consolidated financial statements were available to be issued, and noted no subsequent events requiring financial statement recognition or disclosure, other than that identified in Note 11